Loans and other borrowings	12 Months Ended
Dec. 31, 2018
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Loans and other borrowings

20. Loans and other borrowings

	2018			2017
	Current $m	Non-current $m	Total $m	Current $m	Non-current $m	Total $m
Unsecured bank loans	0	0	0	—	262	262
Finance lease obligations	16	219	235	16	215	231
£400m 3.875% bonds 2022	0	509	509	—	538	538
£300m 3.75% bonds 2025	0	385	385	—	406	406
£350m 2.125% bonds 2026	0	447	447	—	472	472
€500m 2.125% bonds 2027	0	569	569	—	—	—

	16	2,129	2,145	16	1,893	1,909
Bank overdrafts	104	0	104	110	—	110
Total loans and other borrowings	120	2,129	2,249	126	1,893	2,019

Denominated in the following currencies:
Sterling	0	1,341	1,341	—	1,416	1,416
US dollars	110	219	329	124	477	601
Euros	8	569	577	2	—	2
Other	2	0	2	—	—	—

	120	2,129	2,249	126	1,893	2,019

Loans and other borrowings (excluding bank overdrafts) and currency swaps comprise the liabilities included in the financing activities section of the Group statement of cash flows and their movements are analysed as follows:

	At 1 January 2018 $m	Cash flows $m	Exchange adjustments $m	Other $m	At 31 December 2018 $m
Unsecured bank loans	262	(268)	3	3	0
Finance lease obligations	231	0	0	4	235
£400m 3.875% bonds 2022	538	0	(30)	1	509
£300m 3.75% bonds 2025	406	0	(23)	2	385
£350m 2.125% bonds 2026	472	0	(26)	1	447
€500m 2.125% bonds 2027	0	559	9	1	569

	1,909	291	(67)	12	2,145

Currency swaps:
Exchange of principal	0	(5)	0	(2)	(7)
Initial fee received	0	3	0	(3)	0
	0	(2)	0	(5)	(7)

	1,909	289	(67)	7	2,138

	At 1 January 2017 $m	Cash flows $m	Exchange adjustments $m	Other $m	At 31 December 2017 $m
Unsecured bank loans	107	153	1	1	262
Finance lease obligations	227	—	—	4	231
£400m 3.875% bonds 2022	489	—	48	1	538
£300m 3.75% bonds 2025	370	—	36	—	406
£350m 2.125% bonds 2026	430	—	42	—	472

	1,623	153	127	6	1,909

Unsecured bank loans

Unsecured bank loans are borrowings under the Group’s Syndicated and Bilateral Facilities. Amounts are classified as non-current when the facilities have more than 12 months to expiry.

The Syndicated Facility comprises a $1,275m five-year revolving credit facility maturing in March 2022.

The Bilateral Facility comprises a $75m revolving credit facility maturing in March 2022. The Bilateral Facility contains the same terms and covenants as the Syndicated Facility (see note 22).

A variable rate of interest is payable on amounts drawn under both facilities, which were undrawn at 31 December 2018.

Finance lease obligations

Finance lease obligations, which relate primarily to the 99-year lease (of which 87 years remain) on the InterContinental Boston hotel, are payable as follows:

	2018		2017
	Minimum lease payments $m	Present value of payments $m	Minimum lease payments $m	Present value of payments $m
Less than one year	16	16	16	16
Between one and five years	72	53	67	49
More than five years	3,212	166	3,234	166

	3,300	235	3,317	231
Less: amount representing finance charges	(3,065)	0	(3,086)	—

	235	235	231	231

The Group has the option to extend the term of the InterContinental Boston lease for two additional 20-year terms. Payments under the lease step up at regular intervals over the lease term. Interest is payable on the obligation at a fixed rate of 9.7%.

£400m 3.875% bonds 2022

The 3.875% fixed interest sterling bonds were issued on 28 November 2012 and are repayable in full on 28 November 2022. Interest is payable annually on 28 November. The bonds were initially priced at 98.787% of face value and are unsecured.

£300m 3.75% bonds 2025

The 3.75% fixed interest sterling bonds were issued on 14 August 2015 and are repayable in full on 14 August 2025. Interest is payable annually on 14 August. The bonds were initially priced at 99.014% of face value and are unsecured.

£350m 2.125% bonds 2026

The 2.125% fixed interest sterling bonds were issued on 24 August 2016 and are repayable in full on 24 August 2026. Interest is payable annually on 24 August. The bonds were initially priced at 99.45% of face value and are unsecured.

€500m 2.125% bonds 2027

The 2.125% fixed interest euro bonds were issued on 15 November 2018 and are repayable in full on 15 May 2027. Interest is payable annually on 15 May. The bonds were initially priced at 99.53% of face value and are unsecured. Currency swaps were transacted at the same time the bonds were issued in order to swap the proceeds and interest flows into sterling (see note 22).

Bank overdrafts

Bank overdrafts are matched by equivalent amounts of cash and cash equivalents under the Group’s cash pooling arrangements (see note 17).

Facilities provided by banks

	2018			2017
	Utilised $m	Unutilised $m	Total $m	Utilised $m	Unutilised $m	Total $m
Committed	0	1,350	1,350	264	1,086	1,350
Uncommitted	0	53	53	1	69	70

	0	1,403	1,403	265	1,155	1,420

	2018 $m	2017 $m
Unutilised facilities expire:
Within one year	53	69
After two but before five years	1,350	1,086

	1,403	1,155

Utilised facilities are calculated based on actual drawings and may not agree to the carrying value of loans held at amortised cost.